Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.
CNH Industrial has five operating segments:
Agriculture designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements, and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH brands, as well as the STEYR, Kongskilde and Överum brands in Europe and the Miller brand, primarily in North America and Australia.
Construction designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, and compact track loaders. Construction equipment is sold under the CASE Construction Equipment and New Holland Construction brands.
Commercial and Specialty Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the IVECO brand, city-buses, commuter buses under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.
Powertrain designs, manufactures and distributes, under the FPT Industrial brand, a range of engines, transmission systems and axles for on- and off-road applications, as well as for marine and power generation.
Financial Services offers a range of financial products and services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial brand dealers. In addition, Financial Services provides wholesale financing to CNH Industrial brand dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products. Financial Services also provides trade receivables factoring services to CNH Industrial companies.
The activities carried out by the four industrial segments Agriculture, Construction, Commercial and Specialty Vehicles, and Powertrain, as well as corporate functions, are collectively referred to as "Industrial Activities".
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
With reference to Industrial Activities' segments, the CODM assesses segment performance and makes decisions about resource allocation based upon Adjusted EBIT. The Company believes Adjusted EBIT more fully reflects Industrial Activities segments' profitability. Adjusted EBIT of Industrial Activities is defined as net income (loss) before income taxes, Financial Services' results, Industrial Activities’ interest expenses (net), foreign exchange gains/losses, finance and non-service component of pension and other post-employment benefit costs, restructuring expenses, and certain non-recurring items. In particular, non-recurring items are specifically disclosed items that management considers rare or discrete events that are infrequent in nature and not reflective of on-going operational activities. In particular, non-recurring items are specifically disclosed items that management considers to be rare or discrete events that are infrequent in nature and not reflective of on-going operational activities.
With reference to Financial Services, the CODM assesses the performance of the segment and makes decisions about resource allocation on the basis of net income prepared in accordance with U.S. GAAP.
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the years ended December 31, 2020, 2019, and 2018.

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Agriculture	$880	$897	$1,036
Construction	(184)	51	91
Commercial and Specialty Vehicles	(109)	224	299
Powertrain	233	363	406
Unallocated items, eliminations, and other	(268)	(145)	(247)
Total Adjusted EBIT of Industrial Activities	552	1,390	1,585
Financial Services Net Income	249	361	385
Financial Services Income Taxes	83	120	131
Interest expense of Industrial Activities, net of interest income and eliminations	(244)	(282)	(368)
Foreign exchange (gains) losses, net of Industrial Activities	(45)	(56)	(171)
Finance and non-service component of Pension and other post-employment benefit costs of Industrial Activities(1)	(14)	(58)	15
Restructuring expenses of Industrial Activities	(49)	(105)	(61)
Goodwill impairment charge	(585)	—	—
Other discrete items of Industrial Activities(2)	(569)	(187)	—
Nikola investment fair value adjustment	134	—	—
Income (loss) before taxes	(488)	1,183	1,516
Income tax benefit (expense)	50	271	(417)
Net Income (loss)	$(438)	$1,454	$1,099
(1) In the year ended December 31, 2020, 2019, and 2018 this item includes the pre-tax gain of $119 million, $119 million and $80 million, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S. In the years ended December 31, 2020 and 2019, this item also includes a pre-tax non-cash settlement charge of $124 million and $112 million, respectively, resulting from the purchase of annuity contracts to settle a portion of the outstanding U.S. pension obligations.
(2) In the year ended December 31, 2020, this item mainly includes impairment of intangible and other long-lived assets, asset optimization charges, and the negative impact from the costs recognized by a Chinese joint venture, accounted for under the equity method, for valuation allowances against deferred tax assets and restructuring actions. In year ended December 31, 2019, this item mainly included other asset optimization charges for $165 million due to actions included in the “Transform2Win” strategy.

The following table provides key segment information for the Financial Services segment:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Financial Services Net Income	$249	$361	$385
Financial Services Interest Revenue (1)	$1,123	$1,248	$1,167
Financial Services Interest Expense	$510	$597	$558

(1) This amount excludes interest included in operating leases rentals.

There are no segment assets reported to the CODM for assessing performance and allocating resources. However, the CODM reviews expenditures for long-lived assets by operating segment, therefore, this information is presented below as well.
A summary of additional operating segment information as of and for the years ended December 31, 2020, 2019, and 2018 is as follows:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Revenues:
Agriculture	$10,923	$10,959	$11,682
Construction	2,170	2,768	3,021
Commercial and Specialty Vehicles	9,421	10,439	10,939
Powertrain	3,629	4,117	4,565
Eliminations and other	(1,858)	(2,134)	(2,376)
Net sales of Industrial Activities	24,285	26,149	27,831
Financial Services	1,823	2,011	1,989
Eliminations and other	(76)	(81)	(114)
Total Revenues	$26,032	$28,079	$29,706
Depreciation and Amortization (*):
Agriculture	$248	$281	$301
Construction	46	55	61
Commercial and Specialty Vehicles	211	195	206
Powertrain	120	124	130
Other activities and adjustments	2	2	1
Depreciation and amortization of Industrial Activities	627	657	699
Financial Services	3	3	4
Depreciation and amortization	$630	$660	$703
Expenditures for long-lived assets (**):
Agriculture	$185	$232	$224
Construction	42	46	40
Commercial and Specialty Vehicles	160	258	195
Powertrain	92	96	91
Other activities	2	1	—
Expenditures for long-lived assets of Industrial Activities	481	633	550
Financial Services	3	4	8
Expenditures for long-lived assets	$484	$637	$558

(*)    Excluding assets sold with buy-back commitments and equipment on operating leases
(**) Excluding assets sold with buy-back commitments, equipment on operating leases and right of use assets
Geographic Information
CNH Industrial has its principal office in London, England, U.K. Revenues earned in the U.K. from external customers were $777 million, $888 million, and $1,006 million for the years ended December 31, 2020, 2019, and 2018, respectively. Revenues earned in the rest of the world from external customers were $25,255 million, $27,191 million, and $28,700 million for the years ended December 31, 2020, 2019, and 2018, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2020	2019	2018
	(in millions)
United States	$5,191	$5,610	$5,719
Italy	2,673	3,253	3,383
France	2,840	3,030	2,994
Brazil	1,937	2,105	2,093
Germany	1,765	1,875	2,062
Canada	941	1,087	1,124
Australia	824	739	929
Spain	751	987	1,084
Argentina	522	509	524
Poland	576	604	658
Other	7,235	7,392	8,130
Total Revenues from external customers in the rest of world	$25,255	$27,191	$28,700
Total long-lived tangible and intangible assets located in the U.K. were $151 million and $178 million at December 31, 2020 and 2019, respectively, and the total of such assets located in the rest of the world totaled $9,446 million and $10,292 million at December 31, 2020 and 2019, respectively. The following highlights long-lived tangible and intangible assets by geography in the rest of the world:

	At December 31,
	2020	2019
	(in millions)
United States	$4,110	$4,823
Italy	1,444	1,398
France	738	723
Germany	601	573
Spain	717	643
Canada	149	557
Brazil	217	294
China	571	219
Other	899	1,062
Total Long-lived assets in the rest of the world	$9,446	$10,292
In 2020, 2019, and 2018, no single external customer of CNH Industrial accounted for 10 percent or more of consolidated revenues.